UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07529

Investment Company Act File Number

Asian Small Companies Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Asian Small Companies Portfolio

November 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Cambodia — 3.3%
Hotels, Restaurants & Leisure — 3.3%
NagaCorp, Ltd.	1,460,000	$1,166,732

		$1,166,732

Total Cambodia (identified cost $1,165,871)		$1,166,732

China — 8.7%
Building Products — 1.1%
Bolina Holding Co., Ltd.	1,056,000	$383,784

		$383,784

Containers & Packaging — 2.1%
Youyuan International Holdings, Ltd.	3,375,000	$743,715

		$743,715

Electronic Equipment, Instruments & Components — 1.7%
Kingboard Laminates Holdings, Ltd.	1,450,000	$589,859

		$589,859

Food Products — 0.3%
Biostime International Holdings, Ltd.	51,500	$122,727

		$122,727

Household Durables — 2.0%
Skyworth Digital Holdings, Ltd.	1,265,000	$704,899

		$704,899

Real Estate Management & Development — 1.5%
SOHO China, Ltd.	675,000	$508,627

		$508,627

Total China (identified cost $3,332,824)		$3,053,611

Hong Kong — 9.9%
Banks — 3.4%
Dah Sing Financial Holdings, Ltd.	195,000	$1,204,410

		$1,204,410

Diversified Financial Services — 2.7%
First Pacific Co., Ltd.	472,000	$495,524
Public Financial Holdings, Ltd.	946,000	455,486

		$951,010

Hotels, Restaurants & Leisure — 0.9%
Future Bright Holdings, Ltd.	858,000	$299,451

		$299,451

Textiles, Apparel & Luxury Goods — 2.9%
Stella International Holdings, Ltd.	365,000	$1,010,355

		$1,010,355

Total Hong Kong (identified cost $2,689,985)		$3,465,226

Security	Shares	Value
India — 7.8%
Household Products — 5.9%
Jyothy Laboratories, Ltd.	550,000	$2,075,922

		$2,075,922

Personal Products — 1.9%
Godrej Consumer Products, Ltd.	42,380	$650,974

		$650,974

Total India (identified cost $1,900,035)		$2,726,896

Indonesia — 3.7%
Consumer Finance — 1.4%
Clipan Finance Indonesia Tbk PT(1)	13,000,000	$476,232

		$476,232

Food Products — 2.3%
Mayora Indah Tbk PT	400,000	$826,060

		$826,060

Total Indonesia (identified cost $1,159,324)		$1,302,292

Malaysia — 12.3%
Food Products — 1.4%
Oldtown Bhd	1,000,000	$473,037

		$473,037

Insurance — 0.9%
Tune Ins Holdings Bhd	558,100	$315,320

		$315,320

Media — 1.3%
Media Prima Bhd	775,000	$442,172

		$442,172

Multiline Retail — 3.4%
Aeon Co. (M) Bhd	1,183,900	$1,204,208

		$1,204,208

Real Estate Management & Development — 2.6%
UOA Development Bhd	1,468,900	$921,034

		$921,034

Specialty Retail — 2.7%
Padini Holdings Bhd	1,840,600	$951,705

		$951,705

Total Malaysia (identified cost $3,667,969)		$4,307,476

Singapore — 18.8%
Air Freight & Logistics — 2.8%
Singapore Post, Ltd.	672,000	$992,471

		$992,471

Consumer Finance — 2.5%
Hong Leong Finance, Ltd.	440,000	$870,470

		$870,470

Security	Shares	Value
Food Products — 3.6%
Super Group, Ltd.	1,350,000	$1,262,932

		$1,262,932

IT Services — 1.6%
CSE Global, Ltd.	1,110,000	$557,313

		$557,313

Multiline Retail — 2.8%
Parkson Retail Asia, Ltd.	1,549,000	$961,696

		$961,696

Specialty Retail — 5.5%
OSIM International, Ltd.	1,172,000	$1,942,370

		$1,942,370

Total Singapore (identified cost $5,200,255)		$6,587,252

South Korea — 8.1%
Banks — 2.5%
BS Financial Group, Inc.	61,000	$864,348

		$864,348

Hotels, Restaurants & Leisure — 2.8%
Hotel Shilla Co., Ltd.	12,450	$1,003,932

		$1,003,932

Internet & Catalog Retail — 2.8%
CJ O Shopping Co., Ltd.	4,250	$978,842

		$978,842

Total South Korea (identified cost $2,062,480)		$2,847,122

Sri Lanka — 2.4%
Industrial Conglomerates — 2.4%
John Keells Holdings PLC	453,890	$834,125

		$834,125

Total Sri Lanka (identified cost $756,078)		$834,125

Taiwan — 10.8%
Health Care Equipment & Supplies — 4.1%
Pacific Hospital Supply Co., Ltd.	321,000	$665,748
St. Shine Optical Co., Ltd.	50,000	767,954

		$1,433,702

Hotels, Restaurants & Leisure — 1.7%
Formosa International Hotels Corp.	59,400	$614,442

		$614,442

Leisure Products — 3.3%
Giant Manufacturing Co., Ltd.	130,000	$1,141,811

		$1,141,811

Semiconductors & Semiconductor Equipment — 1.7%
Radiant Opto-Electronics Corp.	180,000	$589,191

		$589,191

Total Taiwan (identified cost $2,815,913)		$3,779,146

Security	Shares	Value
Thailand — 12.6%
Insurance — 4.2%
Bangkok Life Assurance PCL(2)	518,000	$859,599
Thai Reinsurance PCL(1)(2)	5,912,500	605,292

		$1,464,891

Media — 2.4%
Major Cineplex Group PCL(2)	1,100,000	$845,770

		$845,770

Real Estate Management & Development — 6.0%
Ticon Industrial Connection PCL(2)	3,500,000	$2,109,559

		$2,109,559

Total Thailand (identified cost $2,895,114)		$4,420,220

Total Common Stocks (identified cost $27,645,848)		$34,490,098

Short-Term Investments — 0.9%

Description	Principal Amount (000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/14	$314	$314,301

Total Short-Term Investments (identified cost $314,301)		$314,301

Total Investments — 99.3% (identified cost $27,960,149)		$34,804,399

Other Assets, Less Liabilities — 0.7%		$250,550

Net Assets — 100.0%		$35,054,949

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.

(1)	Non-income producing security.

(2)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

The Portfolio did not have any open financial instruments at November 30, 2014.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,328,887

Gross unrealized appreciation	$8,316,858
Gross unrealized depreciation	(1,841,346)

Net unrealized appreciation	$6,475,512

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks	$—	$34,490,098	(1)(2)	$—	$34,490,098
Short-Term Investments	—	314,301		—	314,301
Total Investments	$—	$34,804,399		$—	$34,804,399

(1)	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2014 whose fair value was determined using Level 3 inputs. At November 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Subsequent Event

Each Portfolio interestholder is expected to withdraw its entire interest in the Portfolio in cash by January 30, 2015. The Portfolio is expected to be terminated by the end of February 2015.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Darling
Christopher Darling
President

Date:	January 19, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 19, 2015